Summary of Significant Accounting Policies (Details)						6 Months Ended		12 Months Ended
	Feb. 26, 2024 USD ($)	Feb. 26, 2024 CNY (¥)	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Dec. 01, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023	Mar. 03, 2011
Summary of Significant Accounting Policies [Line Items]
Non-controlling interests (in Dollars)
Exchange rates (in Dollars)						7.8
Provision for doubtful accounts (in Dollars)						1,131,267
Consideration amount	$ 637,940	¥ 4,400,000	$ 353,062	¥ 2,500,000
Disposition gain on equity interest	$ 21,304	¥ 153,700
Disposal equity investee, percentage	10.00%	10.00%
Gain (loss) on remeasurement interest (in Dollars)
Percentage of interest	45.00%	45.00%
Advertising expenses (in Dollars)						859	8,275
Research and development expense (in Dollars)						$ 1,459,945	$ 1,460,376
Taxing authority rate						50.00%
Operating segment						1
Geographic Concentration Risk [Member] | PRC [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage						99.00%	99.00%
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate									12.00%
Juyuan [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate			5.00%	5.00%
Yada [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate percentage			7.00%	7.00%
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Other investments (in Yuan Renminbi) | ¥					¥ 40,000,000
Zhongxiangxin [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate percentage					25.00%
Investment gain (in Dollars)						$ 3,747	$ 1,632
Hainan Guoxie [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate percentage	45.00%	45.00%
Yangzhou Boxin Medical Equipment Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate percentage	10.00%	10.00%
Guoxie [Member]
Summary of Significant Accounting Policies [Line Items]
Investment gain (in Dollars)						$ 3,187
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases Total [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage						13.19%	14.73%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage						12.40%	18.18%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage						12.20%		15.63%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage							10.01%